UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	October 16, 2012

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		91
Form 13F Information Table Value Total:		$173,638




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARM Holdings plc               COM              042068106     1466    52400 SH       Sole                    52400
AT&T Corp. (New)               COM              00206R102     2689    71318 SH       Sole                    70734               584
Abbott Laboratories            COM              002824100     1943    28335 SH       Sole                    28335
Annaly Mortgage Management, In COM              035710409     1620    96200 SH       Sole                    96200
Apple Computer                 COM              037833100      464      695 SH       Sole                      695
BRE Properties                 COM              05564E106     2171    46297 SH       Sole                    45697               600
Bristol-Myers Squibb           COM              110122108     2285    67692 SH       Sole                    66992               700
Bunge Ltd.                     COM              G16962105     1819    27134 SH       Sole                    27134
CSX Corp.                      COM              126408103      216    10400 SH       Sole                    10400
Chevron Corporation (fmly. Che COM              166764100     4451    38187 SH       Sole                    37887               300
Clorox Co.                     COM              189054109     3658    50765 SH       Sole                    50765
Coca-Cola                      COM              191216100      210     5546 SH       Sole                     5546
ConocoPhillips                 COM              20825C104     1661    29045 SH       Sole                    29045
Consolidated Edison, Inc.      COM              209115104      252     4200 SH       Sole                     4200
Copart Inc.                    COM              217204106     1413    50950 SH       Sole                    50950
Cypress Semiconductor          COM              232806109      158    14750 SH       Sole                    14750
DNP Select Income Fund (fmly.  COM              23325p104     1284   130183 SH       Sole                   130183
Du Pont                        COM              263534109     2431    48355 SH       Sole                    48355
Duke Energy                    COM              264399106      383     5911 SH       Sole                     5911
Duke-Weeks Realty Corp.        COM              264411505      232    15800 SH       Sole                    15000               800
Edison International (formerly COM              281020107      265     5802 SH       Sole                     5802
Elements Rogers International  COM              870297801      568    63700 SH       Sole                    63700
ExxonMobil                     COM              30231g102      653     7140 SH       Sole                     7140
Frontier Communications        COM              35906a108      391    79535 SH       Sole                    79535
General Electric               COM              369604103      974    42900 SH       Sole                    42900
GlaxoSmithKline PLC            COM              37733W105     1940    41958 SH       Sole                    41458               500
GreenHaven Continuous Commodit COM              395258106     1177    38600 SH       Sole                    38100               500
HCP, Inc.                      COM              40414L109     1739    39100 SH       Sole                    39100
Hawaiian Electric              COM              419870100     2473    94000 SH       Sole                    94000
Healthcare Realty Trust        COM              421946104      219     9500 SH       Sole                     9500
Heinz (H.J.)                   COM              423074103     2091    37375 SH       Sole                    37075               300
Intel Corp.                    COM              458140100     2970   131107 SH       Sole                   131107
International Business Machine COM              459200101     1890     9109 SH       Sole                     9109
Johnson & Johnson              COM              478160104     1843    26750 SH       Sole                    26750
Kimberly-Clark                 COM              494368103     2042    23800 SH       Sole                    23800
Leggett & Platt, Inc.          COM              524660107      779    31100 SH       Sole                    31100
Lilly, Eli                     COM              532457108     1852    39060 SH       Sole                    39060
Merck & Co.                    COM              589331107     4707   104375 SH       Sole                   103375              1000
Microchip Technology, Inc.     COM              595017104     2269    69300 SH       Sole                    69300
Microsoft                      COM              594918104     2180    73266 SH       Sole                    72466               800
Mosaic Company (The)           COM              61945C103      593    10300 SH       Sole                    10300
Oracle Corp.                   COM              68389X105     1055    33525 SH       Sole                    33525
PG&E Corporation               COM              69331C108      866    20292 SH       Sole                    20292
PPG Industries                 COM              693506107      425     3700 SH       Sole                     3700
Pepco Holdings, Inc.           COM              737679100     1183    62600 SH       Sole                    62600
Pepsico Inc.                   COM              713448108     1673    23643 SH       Sole                    23343               300
Pfizer Inc.                    COM              717081103     1342    53986 SH       Sole                    53986
Phillips 66                    COM              718546104      618    13322 SH       Sole                    13322
Pitney Bowes, Inc.             COM              724479100      153    11100 SH       Sole                    11100
Plum Creek Timber Company, Inc COM              729251108     2136    48717 SH       Sole                    48217               500
Potash Corp. of Saskatche      COM              73755L107      430     9900 SH       Sole                     9900
Procter & Gamble               COM              742718109    14114   203482 SH       Sole                   203182               300
Rayonier Inc.                  COM              754907103     1864    38037 SH       Sole                    37587               450
Realty Income Corp.            COM              756109104      335     8200 SH       Sole                     8200
Safeguard Scientifics          COM              786449108      172    10950 SH       Sole                    10950
Sanofi-Aventis SA              COM              80105N105     1754    40734 SH       Sole                    40734
Southern Company               COM              842587107     2505    54350 SH       Sole                    54350
Statoil ASA                    COM              85771p102     1529    59300 SH       Sole                    59300
Telefonica de Espana S.A. ADR  COM              879382208      286    21571 SH       Sole                    21571
Total S.A. ADR                 COM              89151E109     1939    38700 SH       Sole                    38700
TransCanada PL                 COM              89353D107     2952    64884 SH       Sole                    64584               300
Unilever PLC                   COM              904767704     1947    53310 SH       Sole                    53310
Union Pacific Corp.            COM              907818108      296     2490 SH       Sole                     2490
United States Commodity Index  COM              911717106     2199    35850 SH       Sole                    35850
United Technologies            COM              913017109     1546    19751 SH       Sole                    19751
Verizon Corporation            COM              92343V104     1654    36298 SH       Sole                    36298
iShares Barclay Aggregate Bond COM              464287226      398     3540 SH       Sole                     3540
ASA (Bermuda) Limited          COM              G3156P103     4358   172950 SH       Sole                   171450              1500
AngloGold Ashanti Ltd.         COM              035128206     1724    49175 SH       Sole                    49175
BHP Billiton Ltd.              COM              088606108      501     7300 SH       Sole                     7300
Barrick Gold Corporation       COM              067901108     1833    43900 SH       Sole                    43900
Central Fund of Canada Ltd.    COM              153501101     7994   335756 SH       Sole                   335756
Endeavour Mining Corporation   COM              G3041P102       23    10000 SH       Sole                    10000
Freeport McMoRan Copper & Gold COM              35671D857     1769    44693 SH       Sole                    44693
Goldcorp, Inc.                 COM              380956409     7224   157568 SH       Sole                   156068              1500
Hecla Mining                   COM              422704106      848   129450 SH       Sole                   129450
IAMGOLD Corporation            COM              450913108     3021   191100 SH       Sole                   191100
Kinross Gold Corporation       COM              496902404     2100   205650 SH       Sole                   205650
Market Vectors Junior Gold Min COM              57060U589     1342    54300 SH       Sole                    54300
Newmont Mining                 COM              651639106     7025   125418 SH       Sole                   124418              1000
Pan American Silver Corp.      COM              697900108     2513   117225 SH       Sole                   117225
Silver Wheaton Corp.           COM              828336107     5450   137250 SH       Sole                   137250
Sprott Physical Gold Trust ETF COM              85207H104     3928   258425 SH       Sole                   257925               500
Sprott Physical Silver Trust E COM              852075107      444    31450 SH       Sole                    31450
Yamana Gold, Inc.              COM              98462Y100     5259   275175 SH       Sole                   275175
iShares Comex Gold Trust       COM              464285105      225    13000 SH       Sole                    13000
GAMCO Global Gold 6.625% Pfd.  PFD              36465a208     1659    65100 SH       Sole                    65100
Aberdeen Asia-Pacific Income F COM              003009107     2875   369600 SH       Sole                   366100              3500
Pimco 1-5 Year U.S. TIPS Index COM              72201R205      372     6900 SH       Sole                     6600               300
Pimco Enhanced Short Maturity  COM              72201R833     1045    10300 SH       Sole                    10300
Templeton Global Income Fund   COM              880198106      313    32700 SH       Sole                    30700              2000